Parent Company Only Condensed Financial Information - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Sales and marketing expenses	$ (15,636)	¥ (108,858)	¥ (103,293)	¥ (64,962)
General and administrative expenses	(15,007)	(104,471)	(173,872)	(41,718)
Research and development expenses	(6,469)	(45,038)	(36,889)	(18,608)
Total operating expenses	(42,084)	(292,985)	(315,961)	(141,415)
Operating loss	(27,609)	(192,212)	(235,792)	(91,181)
Foreign exchange income	27	185	(3,033)	(552)
Loss before income tax	(27,734)	(193,083)	(254,639)	(107,807)
Income tax expenses	(67)	(465)	0	0
Net loss	(27,801)	(193,548)	(254,639)	(107,807)
Foreign currency translation adjustments, net of tax of nil	(45)	(316)	0	0
Comprehensive loss	(27,756)	(193,232)	(254,639)	(107,807)
Parent Company
Condensed Statement of Income Captions [Line Items]
Sales and marketing expenses	(986)	(6,860)	(7,942)
General and administrative expenses	(5,519)	(38,428)	(109,956)
Research and development expenses	(482)	(3,359)	(6,124)
Total operating expenses	(6,987)	(48,647)	(124,022)
Operating loss	(6,987)	(48,647)	(124,022)
Foreign exchange income	38	262
Share of losses from subsidiaries, the VIEs and subsidiary of the VIE	(20,852)	(145,163)	(130,617)	(107,807)
Loss before income tax	(27,801)	(193,548)	(254,639)	(107,807)
Net loss	(27,801)	(193,548)	(254,639)	(107,807)
Foreign currency translation adjustments, net of tax of nil	45	316
Comprehensive loss	$ (27,756)	¥ (193,232)	¥ (254,639)	¥ (107,807)